Shareholder Report, Average Annual Return (Details)	12 Months Ended		14 Months Ended	20 Months Ended	27 Months Ended	60 Months Ended	72 Months Ended	112 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000247940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB International Low Volatility Equity ETF
C000247934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Short Duration High Yield ETF
C000247935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Short Duration Income ETF
C000245882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Conservative Buffer ETF
C000245883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Core Plus Bond ETF
C000245884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Corporate Bond ETF
C000240507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Disruptors ETF
C000241312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB High Yield ETF
C000245885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Tax-Aware Intermediate Municipal ETF
C000245886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Tax-Aware Long Municipal ETF
C000237018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Tax-Aware Short Duration Municipal ETF
C000237019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Ultra Short Income ETF
C000240508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB US High Dividend ETF
C000241953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB US Large Cap Strategic Equities ETF
C000240509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB US Low Volatility Equity ETF
Without Sales Load [Member] | C000247940
Average Annual Return [Line Items]
Average Annual Return, Percent	18.59%					5.72%		5.87%
Without Sales Load [Member] | C000247934
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%					3.67%			3.89%
Without Sales Load [Member] | C000247935
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%					1.68%	2.63%
Without Sales Load [Member] | C000245882
Average Annual Return [Line Items]
Average Annual Return, Percent		12.31%
Without Sales Load [Member] | C000245883
Average Annual Return [Line Items]
Average Annual Return, Percent		6.19%
Without Sales Load [Member] | C000245884
Average Annual Return [Line Items]
Average Annual Return, Percent		8.24%
Without Sales Load [Member] | C000240507
Average Annual Return [Line Items]
Average Annual Return, Percent	43.99%			34.95%
Without Sales Load [Member] | C000241312
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%					4.96%			4.91%
Without Sales Load [Member] | C000245885
Average Annual Return [Line Items]
Average Annual Return, Percent		5.81%
Without Sales Load [Member] | C000245886
Average Annual Return [Line Items]
Average Annual Return, Percent		6.19%
Without Sales Load [Member] | C000237018
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%				3.50%
Without Sales Load [Member] | C000237019
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%				5.43%
Without Sales Load [Member] | C000240508
Average Annual Return [Line Items]
Average Annual Return, Percent	36.89%			29.83%
Without Sales Load [Member] | C000241953
Average Annual Return [Line Items]
Average Annual Return, Percent	34.20%		32.02%
Without Sales Load [Member] | C000240509
Average Annual Return [Line Items]
Average Annual Return, Percent	26.47%			25.41%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	11.88%					5.89%		(3.49%)
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	8.66%					0.76%			2.64%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%					(0.01%)	1.59%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		31.65%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.61%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent		7.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	26.12%			22.61%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	8.66%					0.76%			2.64%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.33%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.33%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.93%				4.64%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%				3.32%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%			29.20%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%		30.85%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%			29.20%
Alliance Bernstein Index: Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index
Average Annual Return, Percent	12.10%					5.33%			4.95%
Alliance Bernstein Index: Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit Index
Average Annual Return, Percent	5.56%					1.36%	2.07%
AllianceBernstein Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent	28.98%			26.98%
AllianceBernstein Index: Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Average Annual Return, Percent	12.71%					4.70%			5.06%
AllianceBernstein Index: Bloomberg 20 Year (17-22) Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 20 Year (17-22) Municipal Index
Average Annual Return, Percent		5.61%
AllianceBernstein Index: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return, Percent	3.39%				2.91%
AllianceBernstein Index: FTSE 3-Month US T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month US T-Bill Index
Average Annual Return, Percent	5.53%				5.10%